Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive income (loss):
Unrealized (loss) gain on derivative instruments					$ 887
Hoya Intermediate, LLC
Revenues	$ 139,538	$ (7,082)	$ 279,150	$ 33,682	35,077	$ 468,925
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	30,475	379	54,386	22,310	24,690	106,003
Marketing and selling	50,371	1,511	104,748	35,092	38,121	178,446
General and administrative	42,509	12,854	87,486	53,452	66,199	101,335
Depreciation and amortization	711	80	1,506	48,057	48,247	93,078
Impairment charges			0	573,838	573,838	0
(Loss) income from operations	15,472	(21,906)	31,024	(699,067)	(716,018)	(9,937)
Other expenses:
Interest expense — net	17,319	18,310	50,477	41,076	57,482	41,497
Loss on extinguishment of debt			0	685	685	2,414
Net loss	(1,847)	(40,216)	(19,453)	(740,828)	(774,185)	(53,848)
Other comprehensive income (loss):
Unrealized (loss) gain on derivative instruments	309	2,248	822	887	1,095	(7,225)
Comprehensive loss	$ (1,538)	$ (37,968)	$ (18,631)	$ (739,941)	$ (773,090)	$ (61,073)
Net loss per unit attributable to Common Unit holders, basic and diluted	$ (44,050)	$ (426,080)	$ (356,540)	$ (7,555,420)	$ (7,953,192)	$ (682,472)
Weighted-average Common Units, basic and diluted	100	100	100	100	100	100